Equity Method Investments - Schedule of Financial Information (Details) - Investment in Laboratory Services MSO, LLC [Member] - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 26, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Schedule of Financial Information [Line Items]
Net revenue	$ 4,241,732	$ 3,376,372	$ 12,699,683	$ 13,558,711
Gross profit	2,155,760	1,003,789	4,744,277	3,534,503
Income from operation	1,513,000	275,026	2,393,830	(265,754)
Net income	$ 1,259,582	$ 685,504	$ 3,090,977	$ 199,808